Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Schedule of depreciation rates of property and equipment

Furniture and fixtures	10-13 years
Computer , software and transcription in equipment	3-4 years
Leasehold improvements	Over the term of the lease

Schedule of estimated useful lives at acquisition date for the lasses of intangible assets

Acquired technology	5 years
Customer relationships	4.8 – 13 years
Brands	1 – 2 years
Non-compete agreements	Term of agreement

Schedule of financial assets and financial liabilities

Financial assets and liabilities	IFRS 9 Classification
Cash and restricted cash	Amortized cost
Trade and other receivables	Amortized cost
Trade and other payables	Amortized cost
Long-term debt	Amortized cost
Share-based payment liability	FVTPL
Derivative warrant liability	FVTPL